Schedule III Real Estate Assets and Accumulated Depreciation and Amortization	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate Assets and Accumulated Depreciation and Amortization
GRIFFIN CAPITAL ESSENTIAL ASSET REIT, INC.
SCHEDULE III
REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION AND AMORTIZATION
(Dollars in thousands)

						Initial Cost to Company (2)			Total Adjustment to Basis	Gross Carrying Amount at December 31, 2019							Life on which depreciation in latest income statement is computed
Property	Property Type		ST	Encumbrances (1)		Land		Building and Improvements	Building and Improvements	Land	Building and Improvements (2)	Total	Accumulated Depreciation and Amortization	Date of Construction	Date of Acquisition
Plainfield	Office		IL	$—		$3,709		$22,209	$7,344	$3,709	$29,553	$33,262	$14,206	N/A	6/18/2009		5-40 years
Renfro	Industrial		SC	12,816		1,400		18,182	2,012	1,400	20,194	21,594	8,757	N/A	6/18/2009		5-40 years
Emporia Partners	Industrial		KS	2,104		274		7,567	—	274	7,567	7,841	3,025	N/A	8/27/2010		5-40 years
AT&T	Office		WA	24,683		6,770		32,420	718	6,770	33,138	39,908	10,234	N/A	1/31/2012		5-40 years
Westinghouse	Office		PA	20,885		2,650		26,745	—	2,650	26,745	29,395	8,430	N/A	3/22/2012		5-40 years
TransDigm	Industrial		NJ	4,367		3,773		9,030	411	3,773	9,441	13,214	2,839	N/A	5/31/2012		5-40 years
Atrium II	Office		CO	9,019		2,600		13,500	8,087	2,600	21,587	24,187	6,393	N/A	6/29/2012		5-40 years
Zeller Plastik	Industrial		IL	8,543		2,674		13,229	651	2,674	13,880	16,554	3,710	N/A	11/8/2012		5-40 years
Northrop Grumman	Office		OH	10,324		1,300		16,188	39	1,300	16,227	17,527	6,542	N/A	11/13/2012		5-40 years
Health Net	Office		CA	12,815		4,182		18,072	324	4,182	18,396	22,578	7,730	N/A	12/18/2012		5-40 years
Comcast	Office		CO	14,105	(4)	3,146		22,826	1,593	3,146	24,419	27,565	9,578	N/A	1/11/2013		5-40 years
500 Rivertech	Office		WA	—		3,000		9,000	6,982	3,000	15,982	18,982	4,920	N/A	2/15/2013		5-40 years
Schlumberger	Office		TX	28,735		2,800		47,752	829	2,800	48,581	51,381	11,624	N/A	5/1/2013		5-40 years
UTC	Office		NC	22,712		1,330		37,858	—	1,330	37,858	39,188	9,973	N/A	5/3/2013		5-40 years
Avnet	Industrial		AZ	18,984		1,860		31,481	47	1,860	31,528	33,388	7,341	N/A	5/29/2013		5-40 years
Cigna	Office		AZ	39,000	(4)	8,600		48,102	133	8,600	48,235	56,835	12,717	N/A	6/20/2013		5-40 years
Nokia	Office		IL	—		7,697		21,843	—	7,697	21,843	29,540	4,894	N/A	8/13/2013		5-40 years
Verizon	Office		NJ	25,007		5,300		36,768	5,681	5,300	42,449	47,749	16,429	N/A	10/3/2013		5-40 years
Fox Head	Office		CA	—		3,672		23,230	—	3,672	23,230	26,902	5,090	N/A	10/29/2013		5-40 years
2500 Windy Ridge	Office		GA	—		5,000		50,227	17,824	5,000	68,051	73,051	14,882	N/A	11/5/2013		5-40 years
General Electric	Office		GA	—		5,050		51,396	148	5,050	51,544	56,594	10,959	N/A	11/5/2013		5-40 years
Atlanta Wildwood	Office		GA	—		4,241		23,414	5,445	4,241	28,859	33,100	9,008	N/A	11/5/2013		5-40 years
Community Insurance	Office		OH	—		1,177		22,323	—	1,177	22,323	23,500	5,188	N/A	11/5/2013		5-40 years
Anthem	Office		OH	—		850		8,892	175	850	9,067	9,917	2,808	N/A	11/5/2013		5-40 years
JPMorgan Chase	Office		OH	—		5,500		39,000	586	5,500	39,586	45,086	9,696	N/A	11/5/2013		5-40 years
Sterling Commerce Center	Office		OH	—		4,750		32,769	4,307	4,750	37,076	41,826	12,021	N/A	11/5/2013		5-40 years
Aetna.	Office		TX	36,199	(4)	3,000		12,330	624	3,000	12,954	15,954	4,518	N/A	11/5/2013		5-40 years
CHRISTUS Health	Office		TX	—		1,950		46,922	357	1,950	47,279	49,229	13,580	N/A	11/5/2013		5-40 years
Roush Industries	Office		MI	—		875		11,375	2,449	875	13,824	14,699	3,593	N/A	11/5/2013		5-40 years
Parkland Center	Office		WI	—		3,100		26,348	10,825	3,100	37,173	40,273	16,544	N/A	11/5/2013		5-40 years
1200 Morris	Office		PA	—		2,925		18,935	2,278	2,925	21,213	24,138	7,724	N/A	11/5/2013		5-40 years
United HealthCare	Office		MO	—		2,920		23,510	6,764	2,920	30,274	33,194	7,431	N/A	11/5/2013		5-40 years
Intermec (Northpointe Corporate Center II)	Office		WA	—		1,109		6,066	4,576	1,109	10,642	11,751	3,221	N/A	11/5/2013		5-40 years
Comcast (Northpointe Corporate Center I)	Office		WA	39,650	(4)	2,292		16,930	2,324	2,292	19,254	21,546	4,829	N/A	11/5/2013		5-40 years
Farmers	Office		KS	—		2,750		17,106	816	2,750	17,922	20,672	5,366	N/A	12/27/2013		5-40 years
2200 Channahon Road	Industrial		IL	—		6,000		46,511	(15,695)	3,537	33,279	36,816	14,276	N/A	1/7/2014		5-40 years
Digital Globe	Office		CO	—		8,600		83,400	—	8,600	83,400	92,000	19,091	N/A	1/14/2014		5-40 years
Waste Management	Office		AZ	—		—		16,515	82	—	16,597	16,597	4,607	N/A	1/16/2014		5-40 years
				—		—		—	—	—	—	—
Wyndham Worldwide	Office		NJ	—		6,200		91,153	1,171	6,200	92,324	98,524	16,350	N/A	4/23/2014		5-40 years
ACE Hardware Corporation HQ	Office		IL	22,750	(4)	6,900		33,945	—	6,900	33,945	40,845	7,392	N/A	4/24/2014		5-40 years
Equifax	Office		MO	—		1,850		12,709	194	1,850	12,903	14,753	3,913	N/A	5/20/2014		5-40 years
American Express	Office		AZ	—		15,000		45,893	375	15,000	46,268	61,268	18,300	N/A	5/22/2014		5-40 years
Circle Star	Office		CA	—		22,789		68,950	4,231	22,789	73,181	95,970	22,758	N/A	5/28/2014		5-40 years
Vanguard	Office		NC	—		2,230		31,062	—	2,230	31,062	33,292	7,152	N/A	6/19/2014		5-40 years
Parallon	Office		FL	7,120		1,000		16,772	—	1,000	16,772	17,772	3,828	N/A	6/25/2014		5-40 years
TW Telecom	Office		CO	—		10,554		35,817	1,474	10,554	37,291	47,845	9,166	N/A	8/1/2014		5-40 years
Equifax II	Office		MO	—		2,200		12,755	70	2,200	12,825	15,025	3,288	N/A	10/1/2014		5-40 years
Mason I	Office		OH	—		4,777		18,489	—	4,777	18,489	23,266	2,380	N/A	11/7/2014		5-40 years
Wells Fargo.	Office		NC	26,975	(4)	2,150		40,806	46	2,150	40,852	43,002	8,128	N/A	12/15/2014		5-40 years
GE Aviation	Office		OH	—		4,400		61,681	—	4,400	61,681	66,081	14,077	N/A	2/19/2015		5-40 years
Westgate III	Office		TX	—		3,209		75,937	—	3,209	75,937	79,146	13,333	N/A	4/1/2015		5-40 years
2275 Cabot Drive	Office		IL	—		2,788		16,200	53	2,788	16,253	19,041	6,276	N/A	6/10/2015		5-40 years
				—		—		—	—	—	—	—
Franklin Center	Office		MD	—		6,989		46,875	1,386	6,989	48,261	55,250	8,403	N/A	6/10/2015		5-40 years
4650 Lakehurst Court	Office		OH	—		2,943		22,651	808	2,943	23,459	26,402	6,781	N/A	6/10/2015		5-40 years
Miramar	Office		FL	—		4,488		19,979	2,221	4,488	22,200	26,688	4,268	N/A	6/10/2015		5-40 years
Royal Ridge V	Office		TX	21,385	(4)	1,842		22,052	3,622	1,842	25,674	27,516	4,373	N/A	6/10/2015		5-40 years
Duke Bridges	Office		TX	27,475	(4)	8,239		51,395	7,458	8,239	58,853	67,092	9,221	N/A	6/10/2015		5-40 years
Houston Westway II	Office		TX	—		3,961		78,668	507	3,961	79,175	83,136	17,452	N/A	6/10/2015		5-40 years
Houston Westway I	Office		TX	—		6,540		30,703	(15,039)	3,382	18,822	22,204	6,104	N/A	6/10/2015		5-40 years
Atlanta Perimeter	Office		GA	69,461	(4)	8,382		96,718	679	8,382	97,397	105,779	25,393	N/A	6/10/2015		5-40 years
South Lake at Dulles	Office		VA	—		9,666		74,098	2,814	9,666	76,912	86,578	15,410	N/A	6/10/2015		5-40 years
Four Parkway	Office		IL	—		4,339		37,298	2,692	4,339	39,990	44,329	10,514	N/A	6/10/2015		5-40 years
Highway 94	Industrial		MO	15,610		5,637		25,280	—	5,637	25,280	30,917	5,080	N/A	11/6/2015		5-40 years
Heritage III	Office		TX	—		1,955		15,540	1,362	1,955	16,902	18,857	3,395	N/A	12/11/2015		5-40 years
Heritage IV	Office		TX	—		2,330		26,376	—	2,330	26,376	28,706	5,328	N/A	12/11/2015		5-40 years
Samsonite	Industrial		FL	21,154		5,040		42,490	—	5,040	42,490	47,530	6,183	N/A	12/11/2015		5-40 years
Restoration Hardware	Industrial		CA	78,000	(4)	15,463		36,613	37,693	15,463	74,306	89,769	14,996	N/A	1/14/2016		5-40 years
HealthSpring	Office		TN	20,723		8,126		31,447	—	8,126	31,447	39,573	5,478	N/A	4/27/2016		5-40 years
LPL	Office		SC	—		4,612		86,352	—	4,612	86,352	90,964	5,283	N/A	11/30/2017		5-40 years
LPL	Office		SC	—		1,274		41,509	—	1,274	41,509	42,783	2,541	N/A	11/30/2017		5-40 years
Quaker	Industrial		FL	—		5,433		55,341	—	5,433	55,341	60,774	3,060	N/A	3/13/2018		5-40 years
McKesson	Office		AZ	—		312		69,760	—	312	69,760	70,072	6,252	N/A	4/10/2018		5-40 years
Shaw Industries	Industrial		GA	—		5,465		57,116	—	5,465	57,116	62,581	2,957	N/A	5/3/2018		5-40 years
GEAR Entities	Land		WA	—		1,584		—	—	1,584	—	1,584	—	N/A	3/17/2016		5-40 years
Owens Corning	Industrial		NC	3,300		867		4,418	555	867	4,973	5,840	200	N/A	5/1/2019		5-40 years
Westgate II	Office		TX	34,200		7,716		48,422	870	7,716	49,292	57,008	2,023	N/A	5/1/2019		5-40 years
Administrative Office of Pennsylvania Courts	Office		PA	6,070		1,246		9,626	498	1,246	10,124	11,370	390	N/A	5/1/2019		5-40 years
American Express Center	Office		AZ	54,900		10,595		82,098	3,109	10,595	85,207	95,802	3,962	0	5/1/2019		5-40 years
MGM Corporate Center	Office		NV	18,180		4,546		25,825	1,076	4,546	26,901	31,447	1,123	0	5/1/2019		5-40 years
American Showa	Industrial		OH	10,320		1,214		16,538	2,427	1,214	18,965	20,179	637	N/A	5/1/2019		5-40 years
Huntington Ingalls		Industrial		VA		—		6,213	29,219	2,651	6,213	31,870	38,083	1,087		0		5/1/2019	5-40 years
Wyndham		Office		NJ		—		9,677	71,316	1,742	9,677	73,058	82,735	2,276		N/A		5/1/2019	5-40 years
Exel		Industrial		OH		—		978	14,137	2,568	978	16,705	17,683	778		N/A		5/1/2019	5-40 years
Morpho Detection		Office		MA		—		2,006	10,270	484	2,006	10,754	12,760	406		N/A		5/1/2019	5-40 years
						—		—	—	—	—	—	—
Aetna		Office		AZ		—		2,332	18,486	1,598	2,332	20,084	22,416	803		N/A		5/1/2019	5-40 years
Bank of America I		Office		CA		—		5,737	22,479	1,318	5,737	23,797	29,534	1,332		N/A		5/1/2019	5-40 years
Bank of America II		Office		CA		—		5,735	15,461	2,217	5,735	17,678	23,413	2,498		N/A		5/1/2019	5-40 years
Atlas Copco		Office		MI		—		1,156	18,297	1,505	1,156	19,802	20,958	693		N/A		5/1/2019	5-40 years
Toshiba TEC		Office		NC		—		1,916	36,374	2,423	1,916	38,797	40,713	1,301		N/A		5/1/2019	5-40 years
NETGEAR		Office		CA		—		22,600	28,859	1,700	22,600	30,559	53,159	1,521		N/A		5/1/2019	5-40 years
Nike		Office		OR		—		8,186	41,184	2,164	8,186	43,348	51,534	3,132		0		5/1/2019	5-40 years
Zebra Technologies		Office		IL		—		5,927	58,688	1,234	5,927	59,922	65,849	2,472		N/A		5/1/2019	5-40 years
WABCO		Industrial		SC		—		1,226	13,902	779	1,226	14,681	15,907	345		N/A		5/1/2019	5-40 years
IGT		Office		NV		45,300	(4)	5,673	67,610	2,021	5,673	69,631	75,304	1,804		0		5/1/2019	5-40 years
3M		Industrial		IL		43,600	(4)	5,802	75,758	6,391	5,802	82,149	87,951	1,759		N/A		5/1/2019	5-40 years
Amazon		Industrial		OH		61,500	(4)	4,773	95,475	11,546	4,773	107,021	111,794	2,725		N/A		5/1/2019	5-40 years
Zoetis		Office		NJ		—		3,718	44,082	735	3,718	44,817	48,535	1,310		N/A		5/1/2019	5-40 years
Southern Company		Office		AL		99,600	(4)	7,794	157,724	1,457	7,794	159,181	166,975	3,051		N/A		5/1/2019	38 years
Allstate		Office		CO		—		3,109	13,096	553	3,109	13,649	16,758	487		N/A		5/1/2019	5-40 years
MISO		Office		IN		—		3,725	25,848	971	3,725	26,819	30,544	831		N/A		5/1/2019	5-40 years
McKesson II		Office		AZ		—		—	36,959	4,681	—	41,640	41,640	561		N/A		9/20/2019	5-40 years
Others						—		—	—	95	—	95	95	10

Total all properties (3)						$1,017,571		$463,960	$3,622,552	$191,921	$458,339	$3,820,094	$4,278,433	$668,104

(1)
Amount does not include the net loan valuation discount of $1.1 million related to the debt assumed in the Highway 94, Samsonite and HealthSpring, Owens Corning, Westgate II, AOPC, IPC/TRWC (AMEX), MGM, American Showa and BAML properties.

(2)	Building and improvements include tenant origination, absorption costs and construction in progress.
(3)	As of December 31, 2019, the aggregate cost of real estate the Company and consolidated subsidiaries own for federal income tax purposes was approximately $4.2 billion (unaudited).
(4)	The Bank of America Loan is secured by cross-collateralized and cross-defaulted first mortgage liens on the properties.

	Activity for the Year Ended December 31,
	2019	2018	2017
Real estate facilities
Balance at beginning of year	$3,073,364	$2,869,328	$3,024,389
Acquisitions	1,305,998	193,430	133,747
Improvements	47,566	6,264	12,479
Construction-in-progress	3,874	20,619	1,752
Other adjustments	—	—	(2,785)
Impairment Write Down	(30,734)	—	(2,352)
Sale of real estate assets	(121,635)	(16,277)	(297,902)

Balance at end of year	$4,278,433	$3,073,364	$2,869,328

Accumulated depreciation
Balance at beginning of year	$538,412	$426,752	$338,552
Depreciation and amortization expense	153,425	119,168	116,583
Less: Non-real estate assets depreciation expense	(7,769)	(3,584)	(1,554)
Less: Sale of real estate assets depreciation expense	(15,964)	(3,924)	(26,829)

Balance at end of year	$668,104	$538,412	$426,752

Real estate facilities, net	$3,610,329	$2,534,952	$2,442,576